Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2022	2021
Cash at bank and on hand	6,957,086	20,484,836
Total cash and cash equivalents	6,957,086	20,484,836

Split by currency:

	December 31,	December 31,
	2022	2021
CHF	52.98%	44.33%
USD	42.10%	54.47%
EUR	2.69%	0.58%
GBP	2.23%	0.62%
Total	100.00%	100.00%

The Group pays interests on CHF cash and cash equivalents and earns interests on USD cash and cash equivalents. The Group invests its cash balances into a variety of current and deposit accounts mainly with Swiss banks.

All cash and cash equivalents were held either at banks or on hand as of December 31, 2022 and December 31, 2021.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
	2022	2021
External credit rating of counterparty
P-1 / A-1	3,708,603	11,943,391
P-2 / A-2	3,031,028	—
Other	217,335	8,541,279
Cash on hand	120	166
Total cash and cash equivalents	6,957,086	20,484,836

External credit ratings of counterparties were obtained from Moody’s (P-) or Standard & Poor’s (A-).